Income Tax - Summary of Movement in Recognized Deferred Tax Assets/(Liabilities) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 21,807	€ 24,470	[1]	€ 20,370	[1]	€ 23,024
Deferred tax liabilities	(16,875)	(19,778)	[1]	(8,025)	[1]	€ (8,119)	€ (8,119)
Beginning balance	4,692	12,345		14,905
Recognized in profit/(loss)	(343)	(1,025)		(5,029)
Recognized in equity	601	168		1,835
Acquisitions through business combinations		(6,805)
Effects of movements in exchange rates	(18)	9		635
Ending balance	4,932	4,692		12,345
Property, plant and equipment, and intangibles [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(18,296)	(6,661)		(6,790)
Recognized in profit/(loss)	(3,707)	(4,019)		(856)
Acquisitions through business combinations		(7,790)
Effects of movements in exchange rates	80	174		985
Ending balance	(21,923)	(18,296)		(6,661)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	2,605	2,009		2,855
Recognized in profit/(loss)	489	639		(618)
Recognized in equity	601	(37)
Acquisitions through business combinations		70
Effects of movements in exchange rates	(6)	(76)		(228)
Ending balance	3,689	2,605		2,009
Tax loss carryforward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	20,383	16,997		18,356
Recognized in profit/(loss)	2,875	2,355		(3,071)
Recognized in equity		205		1,835
Acquisitions through business combinations		915
Effects of movements in exchange rates	(92)	(89)		(123)
Ending balance	€ 23,166	€ 20,383		16,997
Provision onerous contracts [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance				484
Recognized in profit/(loss)				€ (484)

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.